Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories, Net of Reserve	Inventories, net of reserve, consisted of the following:

	December 31, 2014	December 31, 2013
Raw materials	73	84
Work-in-process	795	885
Finished products	401	367

Total	1,269	1,336